Taxes on Income (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Loss before tax benefit		$ (1,773,655)	$ (2,164,368)	$ (1,591,189)
Statutory tax rate		26.50%	26.50%	25.00%
Income tax benefit		$ 470,019	$ 573,557	$ 397,797
Effect of:
Losses and timing differences for which valuation allowance was provided, net		(463,890)	(112,002)	(608,613)
Change of deferred tax as result of tax rate change				280,339
Foreign exchange differences (*)	[1]	(10,104)	(286,106)
Non-deductible expenses and other permanent differences		(482)	(162,870)	(68,354)
Other		4,457	(12,579)	(1,169)
Income tax expense recognized in profit or loss

[1]	(*) Results for tax purposes are measured under measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.